ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.9%
China — 2.9%
Consumer Staples — 2.9%
Alibaba Health Information Technology*	822,000	$686,254
JD Health International*	114,750	929,349
		1,615,603

Germany — 1.9%
Health Care — 1.9%
Siemens Healthineers	20,551	1,030,997

Italy — 1.6%
Health Care — 1.6%
DiaSorin	10,262	881,191

Japan — 1.2%
Health Care — 1.2%
PeptiDream*	66,300	672,198

Luxembourg — 1.9%
Health Care — 1.9%
Eurofins Scientific	13,185	1,068,817

Netherlands — 1.9%
Health Care — 1.9%
Koninklijke Philips	35,486	1,018,674

Switzerland — 3.4%
Health Care — 3.4%
Lonza Group	1,431	975,618
Tecan Group	5,051	892,067
		1,867,685

United Kingdom — 1.2%
Health Care — 1.2%
Smith & Nephew PLC	37,466	638,546

United States — 83.9%
Health Care — 82.1%
Abbott Laboratories	7,307	798,655
Adaptive Biotechnologies*	63,408	1,173,048
Agilent Technologies	5,661	757,725
Align Technology*	4,327	705,431
Alnylam Pharmaceuticals*	2,320	784,299
Arrowhead Pharmaceuticals*	17,298	1,199,270
Artivion*	20,975	855,151
Axogen*	31,897	1,111,611
Becton Dickinson	4,055	825,111
BioMarin Pharmaceutical*	13,733	776,464
Bio-Rad Laboratories, Cl A*	2,543	746,879
Boston Scientific*	10,898	1,019,290
Bristol-Myers Squibb	14,979	824,594
CareDx*	43,590	895,775
Charles River Laboratories International*	4,527	952,843
Description	Shares	Fair Value
United States — continued
Health Care — continued
CONMED	17,771	$682,229
Danaher	4,134	904,891
Edwards Lifesciences*	10,666	867,786
Exact Sciences*	9,044	925,563
GE HealthCare Technologies	9,857	778,407
Glaukos*	7,836	935,462
Globus Medical, Cl A*	10,033	909,792
GRAIL*	9,262	906,009
Guardant Health*	10,418	1,188,069
Illumina*	7,582	1,097,950
Incyte*	8,915	892,124
Integra LifeSciences Holdings*	50,973	567,839
Intuitive Surgical*	1,847	931,294
IQVIA Holdings*	4,306	991,026
IRhythm Holdings*	4,856	750,301
LivaNova*	15,768	1,036,115
Masimo*	5,101	700,520
Medpace Holdings*	1,609	937,210
Moderna*	27,433	1,208,972
Natera*	4,346	1,004,534
Novocure*	73,720	914,128
Omnicell*	15,566	754,951
Penumbra*	3,252	1,164,769
QIAGEN	17,566	942,767
Regeneron Pharmaceuticals	1,361	1,009,114
Revvity	5,800	631,040
Roche Holding	2,117	964,134
Stryker	2,920	1,079,115
Tempus AI, Cl A*	13,309	796,145
Thermo Fisher Scientific	1,856	1,073,900
Twist Bioscience*	26,323	1,081,086
United Therapeutics*	1,564	734,282
Veeva Systems, Cl A*	2,525	514,898
Veracyte*	18,226	694,046
Vertex Pharmaceuticals*	2,333	1,096,277
		45,092,891

Information Technology — 1.8%
Novanta*	7,425	998,959
		46,091,850

Total Common Stock
(Cost $48,533,669)		54,885,561

SHORT-TERM INVESTMENT — 0.1%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(A)	65,579	65,579

Total Short-Term Investment
(Cost $65,579)		65,579

Total Investments - 100.0%
(Cost $48,599,248)		$54,951,140

Percentages are based on Net Assets of $54,968,603.

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2026 (Unaudited)

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of January 31, 2026.

Cl – Class

PLC - Public Limited Company

ROB-QH-001-2500